Schedule of Investments (unaudited)	iShares® iBonds® Mar 2023 Term Corporate ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 0.9%
Boeing Co. (The)
1.17%, 02/04/23 (Call 02/28/22)	$250	$249,690
2.80%, 03/01/23 (Call 02/01/23)(a)	50	50,694
General Dynamics Corp., 2.25%, 11/15/22 (Call 08/15/22)(a)	183	184,592
Lockheed Martin Corp., 3.10%, 01/15/23 (Call 11/15/22)	110	111,844
		596,820
Agriculture — 0.7%
BAT Capital Corp., 2.76%, 08/15/22 (Call 07/15/22)	15	15,123
Bunge Ltd. Finance Corp., 3.00%, 09/25/22 (Call 08/25/22)	54	54,616
Philip Morris International Inc.
2.38%, 08/17/22 (Call 07/17/22)	25	25,193
2.50%, 08/22/22	180	181,764
2.50%, 11/02/22 (Call 10/02/22)	84	84,962
2.63%, 03/06/23	100	101,579
		463,237
Airlines — 0.1%
Southwest Airlines Co., 2.75%, 11/16/22 (Call 10/16/22)(a)	50	50,596

Apparel — 0.2%
Ralph Lauren Corp., 1.70%, 06/15/22	10	10,039
Tapestry Inc., 3.00%, 07/15/22 (Call 06/15/22)(a)	60	60,411
VF Corp., 2.05%, 04/23/22	50	50,163
		120,613
Auto Manufacturers — 3.7%
American Honda Finance Corp.
0.40%, 10/21/22	5	4,986
1.95%, 05/20/22	15	15,065
2.05%, 01/10/23	155	156,392
2.20%, 06/27/22	138	138,920
2.60%, 11/16/22	70	70,918
General Motors Financial Co. Inc.
3.15%, 06/30/22 (Call 05/30/22)	145	146,060
3.25%, 01/05/23 (Call 12/05/22)(a)	150	152,658
3.45%, 04/10/22 (Call 02/28/22)	185	185,425
3.55%, 07/08/22	185	187,200
PACCAR Financial Corp.
1.90%, 02/07/23	100	100,895
2.00%, 09/26/22	24	24,212
2.30%, 08/10/22	25	25,215
Toyota Motor Credit Corp.
0.35%, 10/14/22	200	199,416
0.45%, 07/22/22	200	199,848
2.63%, 01/10/23	195	198,044
2.70%, 01/11/23	105	106,690
2.80%, 07/13/22	225	227,234
2.90%, 03/30/23	320	326,627
		2,465,805
Banks — 27.4%
Australia & New Zealand Banking Group Ltd./New York NY
2.05%, 11/21/22	250	252,532
2.63%, 11/09/22(a)	240	243,478
Banco Santander SA
3.13%, 02/23/23	210	214,015
3.50%, 04/11/22	210	211,163
Bank of America Corp., 3.30%, 01/11/23(a)	675	689,519
Bank of Montreal
2.05%, 11/01/22	10	10,090
2.35%, 09/11/22	20	20,208
Security	Par (000)	Value

Banks (continued)
2.55%, 11/06/22 (Call 10/06/22)	$300	$303,525
Bank of New York Mellon Corp. (The)
1.85%, 01/27/23 (Call 01/02/23)(a)	119	119,990
1.95%, 08/23/22	148	149,085
2.95%, 01/29/23 (Call 12/29/22)(a)	156	158,914
Bank of Nova Scotia (The)
1.95%, 02/01/23	179	180,715
2.00%, 11/15/22	130	131,152
2.38%, 01/18/23	62	62,828
2.45%, 09/19/22(a)	170	171,941
Barclays Bank PLC, 1.70%, 05/12/22 (Call 04/12/22)	205	205,469
BNP Paribas SA, 3.25%, 03/03/23	90	91,992
Canadian Imperial Bank of Commerce, 2.55%, 06/16/22(a)	183	184,387
Citigroup Inc.
2.70%, 10/27/22 (Call 09/27/22)	276	279,003
2.75%, 04/25/22 (Call 03/25/22)	284	285,000
3.38%, 03/01/23	85	86,911
4.05%, 07/30/22	150	152,479
Citizens Bank N.A./Providence RI, 3.70%, 03/29/23 (Call 02/28/23)	250	256,110
Cooperatieve Rabobank U.A./New York, 2.75%, 01/10/23	250	254,135
Credit Suisse AG/New York NY, 2.80%, 04/08/22	250	251,095
Credit Suisse Group Funding Guernsey Ltd., 3.80%, 09/15/22	295	300,437
Deutsche Bank AG/New York NY, 3.95%, 02/27/23	280	287,118
Discover Bank, 3.35%, 02/06/23 (Call 01/06/23)	250	254,905
Fifth Third Bancorp., 2.60%, 06/15/22 (Call 05/15/22)	195	196,174
Goldman Sachs Group Inc. (The)
0.52%, 03/08/23 (Call 03/08/22)	110	109,152
3.20%, 02/23/23 (Call 01/23/23)	368	375,614
3.63%, 01/22/23	385	394,844
Huntington National Bank (The), 1.80%, 02/03/23 (Call 01/03/23)	250	251,710
JPMorgan Chase & Co.
3.20%, 01/25/23	363	370,910
3.25%, 09/23/22	395	401,237
KeyBank N.A./Cleveland OH, 1.25%, 03/10/23	270	270,013
Manufacturers & Traders Trust Co., 2.50%, 05/18/22 (Call 04/18/22)	250	251,085
Mitsubishi UFJ Financial Group Inc.
2.62%, 07/18/22	270	272,317
2.67%, 07/25/22	256	258,376
3.46%, 03/02/23	255	261,128
Mizuho Financial Group Inc.
2.60%, 09/11/22	200	202,120
3.55%, 03/05/23(a)	200	204,846
Morgan Stanley
2.75%, 05/19/22	464	467,155
3.13%, 01/23/23	448	456,844
3.75%, 02/25/23	475	488,998
4.88%, 11/01/22	300	308,748
MUFG Union Bank N.A., 2.10%, 12/09/22 (Call 11/09/22)	250	252,260
National Australia Bank Ltd./New York, 3.00%, 01/20/23(a)	750	764,655
National Bank of Canada, 2.10%, 02/01/23	275	277,964
Natwest Group PLC, 6.13%, 12/15/22	250	259,700
PNC Bank N.A.
2.70%, 11/01/22 (Call 10/01/22)	290	293,570
2.88%, 06/29/22 (Call 05/29/22)	250	251,840
PNC Financial Services Group Inc. (The), 2.85%, 11/09/22(b)	140	142,264
Royal Bank of Canada
1.95%, 01/17/23	153	154,394

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Mar 2023 Term Corporate ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.80%, 04/29/22	$75	$75,444
Santander Holdings USA Inc., 3.40%, 01/18/23 (Call 12/18/22)	325	330,892
Santander UK PLC, 2.10%, 01/13/23	250	252,465
Sumitomo Mitsui Financial Group Inc.
2.78%, 07/12/22	342	345,242
2.78%, 10/18/22	255	258,547
3.10%, 01/17/23	310	315,859
Synchrony Bank, 3.00%, 06/15/22 (Call 05/15/22)	260	261,602
Synovus Financial Corp., 3.13%, 11/01/22 (Call 10/01/22)	100	101,257
Toronto-Dominion Bank (The)
0.25%, 01/06/23	15	14,909
1.90%, 12/01/22	205	206,792
Truist Bank
1.25%, 03/09/23 (Call 02/09/23)	255	255,403
2.45%, 08/01/22 (Call 07/01/22)	167	168,328
2.80%, 05/17/22 (Call 04/17/22)(a)	225	226,062
3.00%, 02/02/23 (Call 01/02/23)	200	203,470
Truist Financial Corp.
2.20%, 03/16/23 (Call 02/13/23)	190	191,871
2.75%, 04/01/22 (Call 03/01/22)	125	125,240
3.05%, 06/20/22 (Call 05/20/22)	115	115,886
U.S. Bancorp., 2.95%, 07/15/22 (Call 06/15/22)	190	191,592
U.S. Bank N.A./Cincinnati OH
1.95%, 01/09/23 (Call 12/09/22)	250	252,402
2.85%, 01/23/23 (Call 12/23/22)	250	254,355
Westpac Banking Corp.
2.00%, 01/13/23	123	124,220
2.50%, 06/28/22	108	108,841
2.75%, 01/11/23	155	157,683
		18,284,476
Beverages — 1.3%
Beam Suntory Inc., 3.25%, 05/15/22 (Call 02/28/22)	35	35,077
Constellation Brands Inc., 3.20%, 02/15/23 (Call 01/15/23)	108	109,945
Diageo Investment Corp.
2.88%, 05/11/22	181	182,166
8.00%, 09/15/22(a)	5	5,217
Molson Coors Beverage Co., 3.50%, 05/01/22	111	111,806
PepsiCo Inc.
2.25%, 05/02/22 (Call 04/02/22)	10	10,032
2.75%, 03/01/23	225	229,545
3.10%, 07/17/22 (Call 05/17/22)(a)	165	166,282
		850,070
Biotechnology — 0.7%
Biogen Inc., 3.63%, 09/15/22	171	173,736
Gilead Sciences Inc., 3.25%, 09/01/22 (Call 07/01/22)	140	141,518
Illumina Inc., 0.55%, 03/23/23	160	158,696
		473,950
Chemicals — 1.0%
Air Products and Chemicals Inc., 2.75%, 02/03/23	25	25,372
Celanese U.S. Holdings LLC, 4.63%, 11/15/22	100	102,651
Eastman Chemical Co., 3.60%, 08/15/22 (Call 05/15/22)	145	146,203
Linde Inc./CT
2.20%, 08/15/22 (Call 05/15/22)	115	115,551
2.70%, 02/21/23 (Call 11/21/22)	8	8,118
Mosaic Co. (The), 3.25%, 11/15/22 (Call 10/15/22)	109	110,672
NewMarket Corp., 4.10%, 12/15/22	58	59,517
Nutrien Ltd., 3.15%, 10/01/22 (Call 07/01/22)	90	90,892
PPG Industries Inc., 3.20%, 03/15/23 (Call 02/15/23)	15	15,286
Security	Par (000)	Value

Chemicals (continued)
RPM International Inc., 3.45%, 11/15/22 (Call 08/15/22)	$25	$25,319
		699,581
Commercial Services — 1.1%
Block Financial LLC, 5.50%, 11/01/22 (Call 05/01/22)	75	75,839
Cintas Corp. No. 2, 3.25%, 06/01/22 (Call 03/01/22)	60	60,142
Equifax Inc., 3.30%, 12/15/22 (Call 09/15/22)	99	100,419
Moody’s Corp., 2.63%, 01/15/23 (Call 12/15/22)	155	157,111
PayPal Holdings Inc., 2.20%, 09/26/22	170	171,639
RELX Capital Inc., 3.50%, 03/16/23 (Call 02/16/23)	75	76,693
Verisk Analytics Inc., 4.13%, 09/12/22	75	76,463
		718,306
Computers — 3.6%
Apple Inc.
1.70%, 09/11/22	165	166,186
2.10%, 09/12/22 (Call 08/12/22)	5	5,040
2.30%, 05/11/22 (Call 04/11/22)	208	208,763
2.40%, 01/13/23 (Call 12/13/22)	520	526,927
2.70%, 05/13/22	160	161,013
2.85%, 02/23/23 (Call 12/23/22)	288	293,115
Genpact Luxembourg Sarl, 3.70%, 04/01/22 (Call 03/01/22)	175	175,383
Hewlett Packard Enterprise Co., 4.40%, 10/15/22 (Call 08/15/22)	203	206,782
HP Inc., 4.05%, 09/15/22	100	101,911
International Business Machines Corp.
1.88%, 08/01/22	350	352,149
2.85%, 05/13/22	205	206,349
		2,403,618
Cosmetics & Personal Care — 0.6%
Colgate-Palmolive Co.
1.95%, 02/01/23(a)	175	176,937
2.25%, 11/15/22(a)	5	5,058
Procter & Gamble Co. (The), 2.15%, 08/11/22	100	100,793
Unilever Capital Corp., 3.13%, 03/22/23 (Call 02/22/23)	150	153,076
		435,864
Diversified Financial Services — 5.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.30%, 01/23/23 (Call 12/23/22)(a)	150	152,797
3.50%, 05/26/22 (Call 04/26/22)	210	211,359
Air Lease Corp.
2.25%, 01/15/23	5	5,051
2.75%, 01/15/23 (Call 12/15/22)	237	240,207
Ally Financial Inc., 4.63%, 05/19/22(a)	10	10,116
American Express Co.
2.50%, 08/01/22 (Call 07/01/22)	410	413,223
2.65%, 12/02/22	225	228,339
2.75%, 05/20/22 (Call 04/20/22)	245	246,196
3.40%, 02/27/23 (Call 01/27/23)	208	212,948
Capital One Bank USA N.A., 3.38%, 02/15/23	315	322,361
Capital One Financial Corp., 3.20%, 01/30/23 (Call 12/30/22)	80	81,534
Charles Schwab Corp. (The), 2.65%, 01/25/23 (Call 12/25/22)	170	172,591
CME Group Inc., 3.00%, 09/15/22	156	158,005
Intercontinental Exchange Inc., 2.35%, 09/15/22 (Call 08/15/22)	136	137,115
International Lease Finance Corp., 5.88%, 08/15/22	215	220,646
Invesco Finance PLC, 3.13%, 11/30/22	115	117,098
Nasdaq Inc., 0.45%, 12/21/22 (Call 02/08/22)	40	39,763
ORIX Corp., 2.90%, 07/18/22	142	143,065

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Mar 2023 Term Corporate ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Visa Inc.
2.15%, 09/15/22 (Call 08/15/22)	$123	$124,013
2.80%, 12/14/22 (Call 10/14/22)	315	319,530
		3,555,957
Electric — 5.4%
AEP Texas Inc., 2.40%, 10/01/22 (Call 09/01/22)	5	5,045
Ameren Illinois Co., 2.70%, 09/01/22 (Call 06/01/22)	110	110,695
American Electric Power Co. Inc., Series F, 2.95%, 12/15/22
(Call 09/15/22)	85	86,074
Berkshire Hathaway Energy Co., 2.80%, 01/15/23
(Call 12/15/22)	35	35,578
CenterPoint Energy Houston Electric LLC, 2.25%, 08/01/22
(Call 05/01/22)	10	10,042
Connecticut Light & Power Co. (The), 2.50%, 01/15/23
(Call 10/15/22)	100	101,087
Dominion Energy Inc., Series B, 2.75%, 09/15/22
(Call 06/15/22)	75	75,447
DTE Energy Co.
2.25%, 11/01/22	135	136,254
Series H, 0.55%, 11/01/22	30	29,945
Duke Energy Carolinas LLC, 3.05%, 03/15/23 (Call 02/15/23)	140	142,767
Duke Energy Corp.
2.40%, 08/15/22 (Call 07/15/22)	305	307,111
3.05%, 08/15/22 (Call 05/15/22)	170	170,816
Duke Energy Progress LLC, 2.80%, 05/15/22 (Call 02/28/22)	175	175,359
Edison International
2.40%, 09/15/22 (Call 08/15/22)	30	30,212
2.95%, 03/15/23 (Call 01/15/23)	68	68,760
3.13%, 11/15/22 (Call 10/15/22)	55	55,716
Entergy Corp., 4.00%, 07/15/22 (Call 05/15/22)	120	121,063
Evergy Metro Inc., 3.15%, 03/15/23 (Call 12/15/22)(a)	43	43,626
Exelon Corp., 3.50%, 06/01/22 (Call 05/01/22)	146	146,825
Exelon Generation Co. LLC, 4.25%, 06/15/22 (Call 03/15/22)	165	165,721
ITC Holdings Corp., 2.70%, 11/15/22 (Call 10/15/22)	75	75,714
National Rural Utilities Cooperative Finance Corp.
2.40%, 04/25/22 (Call 03/25/22)	11	11,034
2.70%, 02/15/23 (Call 12/15/22)	95	96,383
NextEra Energy Capital Holdings Inc., 0.65%, 03/01/23	315	313,523
Northern States Power Co./MN, 2.15%, 08/15/22
(Call 02/28/22)	10	10,012
Oncor Electric Delivery Co. LLC
4.10%, 06/01/22 (Call 03/01/22)	70	70,183
7.00%, 09/01/22	59	60,941
Pacific Gas and Electric Co.
1.37%, 03/10/23 (Call 02/08/22)	200	198,124
1.75%, 06/16/22 (Call 02/08/22)	385	384,900
Public Service Enterprise Group Inc., 2.65%, 11/15/22
(Call 10/15/22)	125	126,531
Puget Energy Inc., 5.63%, 07/15/22 (Call 04/15/22)	76	76,753
Virginia Electric & Power Co., Series C, 2.75%, 03/15/23
(Call 12/15/22)	135	136,775
		3,579,016
Electrical Components & Equipment — 0.0%
Emerson Electric Co., 2.63%, 02/15/23 (Call 11/15/22)	15	15,172

Electronics — 0.6%
Arrow Electronics Inc., 3.50%, 04/01/22 (Call 02/01/22)	75	75,000
Avnet Inc., 4.88%, 12/01/22	43	44,258
Flex Ltd., 5.00%, 02/15/23	75	77,729
Security	Par (000)	Value

Electronics (continued)
Honeywell International Inc.
0.48%, 08/19/22 (Call 02/08/22)	$63	$62,992
2.15%, 08/08/22 (Call 07/08/22)(a)	100	100,674
Jabil Inc., 4.70%, 09/15/22	74	75,619
		436,272
Environmental Control — 0.2%
Waste Management Inc., 2.90%, 09/15/22 (Call 06/15/22)	131	132,149

Food — 1.2%
Campbell Soup Co.
2.50%, 08/02/22(a)	25	25,222
3.65%, 03/15/23 (Call 02/15/23)	125	127,975
Conagra Brands Inc., 3.20%, 01/25/23 (Call 10/25/22)(a)	82	83,254
General Mills Inc., 2.60%, 10/12/22 (Call 09/12/22)(a)	45	45,471
Kroger Co. (The), 2.80%, 08/01/22 (Call 07/01/22)	160	161,400
McCormick & Co. Inc./MD, 2.70%, 08/15/22 (Call 07/15/22)	85	85,756
Mondelez International Inc., 0.63%, 07/01/22	60	59,984
Sysco Corp., 2.60%, 06/12/22(a)	50	50,334
Tyson Foods Inc., 4.50%, 06/15/22 (Call 03/15/22)	191	191,913
		831,309
Gas — 0.4%
Atmos Energy Corp., 0.63%, 03/09/23 (Call 02/14/22)	25	24,858
CenterPoint Energy Resources Corp., 0.70%, 03/02/23
(Call 02/28/22)	135	133,927
National Fuel Gas Co., 3.75%, 03/01/23 (Call 12/01/22)(a)	75	76,183
ONE Gas Inc., 0.85%, 03/11/23 (Call 02/28/22)	25	24,852
		259,820
Health Care - Products — 0.3%
DH Europe Finance II Sarl, 2.05%, 11/15/22(a)	75	75,662
Zimmer Biomet Holdings Inc., 3.15%, 04/01/22 (Call 02/28/22)	150	150,327
		225,989
Health Care - Services — 2.2%
Aetna Inc., 2.75%, 11/15/22 (Call 08/15/22)	180	181,656
Anthem Inc.
0.45%, 03/15/23(a)	200	198,342
2.95%, 12/01/22 (Call 11/01/22)	5	5,076
3.30%, 01/15/23(a)	385	393,028
Humana Inc.
2.90%, 12/15/22 (Call 11/15/22)(a)	29	29,440
3.15%, 12/01/22 (Call 09/01/22)	140	141,831
UnitedHealth Group Inc.
2.38%, 10/15/22	44	44,505
2.75%, 02/15/23 (Call 11/15/22)	215	218,313
2.88%, 03/15/23	230	234,635
		1,446,826
Holding Companies - Diversified — 0.2%
Ares Capital Corp., 3.50%, 02/10/23 (Call 01/10/23)	108	110,117
FS KKR Capital Corp., 4.75%, 05/15/22 (Call 04/15/22)	11	11,067
		121,184
Home Builders — 0.4%
DR Horton Inc.
4.38%, 09/15/22 (Call 06/15/22)	10	10,124
4.75%, 02/15/23 (Call 11/15/22)	25	25,699
Lennar Corp., 4.75%, 11/15/22 (Call 08/15/22)	100	101,942
NVR Inc., 3.95%, 09/15/22 (Call 06/15/22)	104	105,185
		242,950
Household Products & Wares — 0.4%
Church & Dwight Co. Inc., 2.88%, 10/01/22	125	126,650

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Mar 2023 Term Corporate ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Household Products & Wares (continued)
Clorox Co. (The), 3.05%, 09/15/22 (Call 06/15/22)	$143	$144,266
		270,916
Insurance — 1.6%
Alleghany Corp., 4.95%, 06/27/22	65	66,035
Aon Corp., 2.20%, 11/15/22	175	176,764
Berkshire Hathaway Finance Corp., 3.00%, 05/15/22(a)	110	110,797
Berkshire Hathaway Inc.
2.75%, 03/15/23 (Call 01/15/23)	275	279,397
3.00%, 02/11/23	145	147,935
Chubb INA Holdings Inc.
2.70%, 03/13/23	115	117,095
2.88%, 11/03/22 (Call 09/03/22)	125	126,562
Fidelity National Financial Inc., 5.50%, 09/01/22(a)	25	25,664
Marsh & McLennan Companies Inc., 3.30%, 03/14/23
(Call 01/14/23)	18	18,357
Principal Financial Group Inc., 3.30%, 09/15/22	15	15,217
		1,083,823
Internet — 1.3%
Amazon.com Inc.
2.40%, 02/22/23 (Call 01/22/23)	135	136,928
2.50%, 11/29/22 (Call 08/29/22)	151	152,528
Baidu Inc., 3.50%, 11/28/22	200	203,280
Booking Holdings Inc., 2.75%, 03/15/23 (Call 02/15/23)	125	126,995
eBay Inc., 2.75%, 01/30/23 (Call 12/30/22)	166	168,604
TD Ameritrade Holding Corp., 2.95%, 04/01/22 (Call 02/28/22)	50	50,112
		838,447
Iron & Steel — 0.1%
Nucor Corp., 4.13%, 09/15/22 (Call 06/15/22)	85	86,079

Machinery — 2.8%
ABB Finance USA Inc., 2.88%, 05/08/22	185	186,119
Caterpillar Financial Services Corp.
0.25%, 03/01/23	230	228,183
0.95%, 05/13/22	10	10,012
1.90%, 09/06/22	5	5,035
1.95%, 11/18/22	214	215,933
2.40%, 06/06/22	30	30,191
2.55%, 11/29/22	110	111,632
2.63%, 03/01/23	100	101,501
Deere & Co., 2.60%, 06/08/22 (Call 03/08/22)	221	221,290
John Deere Capital Corp.
0.25%, 01/17/23	30	29,828
0.55%, 07/05/22	150	149,955
1.95%, 06/13/22	100	100,504
2.15%, 09/08/22	96	96,817
2.70%, 01/06/23	50	50,856
2.80%, 01/27/23	50	50,948
2.80%, 03/06/23	259	264,196
		1,853,000
Manufacturing — 1.1%
3M Co.
1.75%, 02/14/23 (Call 01/14/23)	175	176,456
2.00%, 06/26/22(a)	225	226,321
2.25%, 03/15/23 (Call 02/15/23)	50	50,620
Carlisle Companies Inc., 3.75%, 11/15/22 (Call 08/15/22)	15	15,224
Eaton Corp., 2.75%, 11/02/22	243	246,271
Parker-Hannifin Corp., 3.50%, 09/15/22	20	20,328
		735,220
Security	Par (000)	Value

Media — 2.0%
Charter Communications Operating LLC/Charter
Communications Operating Capital, 4.46%, 07/23/22
(Call 05/23/22)	$455	$460,041
Comcast Cable Communications Holdings Inc., 9.46%,
11/15/22	150	160,140
Discovery Communications LLC, 2.95%, 03/20/23
(Call 02/20/23)	234	237,817
Time Warner Entertainment Co. LP, 8.38%, 03/15/23	134	143,941
TWDC Enterprises 18 Corp., 2.35%, 12/01/22	167	168,952
Walt Disney Co. (The)
1.65%, 09/01/22	25	25,124
3.00%, 09/15/22	150	152,087
		1,348,102
Metal Fabricate & Hardware — 0.2%
Precision Castparts Corp., 2.50%, 01/15/23 (Call 10/15/22)	155	156,770

Mining — 0.4%
Freeport-McMoRan Inc., 3.88%, 03/15/23 (Call 12/15/22)	200	203,008
Southern Copper Corp., 3.50%, 11/08/22	55	55,968
		258,976
Oil & Gas — 2.0%
BP Capital Markets PLC, 2.50%, 11/06/22	130	131,626
Canadian Natural Resources Ltd., 2.95%, 01/15/23
(Call 12/15/22)	173	175,706
Chevron Corp., 2.36%, 12/05/22 (Call 09/05/22)	325	328,156
Chevron USA Inc., 0.33%, 08/12/22	5	4,990
EOG Resources Inc., 2.63%, 03/15/23 (Call 12/15/22)	155	156,920
Exxon Mobil Corp., 2.73%, 03/01/23 (Call 01/01/23)	215	218,369
Phillips 66, 4.30%, 04/01/22	159	159,989
TotalEnergies Capital International SA, 2.70%, 01/25/23	179	181,905
		1,357,661
Packaging & Containers — 0.1%
WestRock RKT LLC, 4.00%, 03/01/23 (Call 12/01/22)	80	81,694

Pharmaceuticals — 7.6%
AbbVie Inc.
2.30%, 11/21/22	417	421,224
2.90%, 11/06/22	475	481,811
3.20%, 11/06/22 (Call 09/06/22)	178	180,268
3.25%, 10/01/22 (Call 07/01/22)	250	252,483
AmerisourceBergen Corp., 0.74%, 03/15/23 (Call 03/15/22)	250	248,385
AstraZeneca PLC, 2.38%, 06/12/22 (Call 05/12/22)	25	25,125
Bristol-Myers Squibb Co.
2.00%, 08/01/22	209	210,419
2.75%, 02/15/23 (Call 01/15/23)	50	50,838
3.25%, 08/15/22	212	214,902
3.25%, 02/20/23 (Call 01/20/23)	133	136,108
3.55%, 08/15/22	242	245,666
Cardinal Health Inc., 3.20%, 03/15/23	160	163,155
Cigna Corp., 3.05%, 11/30/22 (Call 10/31/22)	84	85,287
CVS Health Corp.
2.75%, 12/01/22 (Call 09/01/22)	200	202,110
3.50%, 07/20/22 (Call 05/20/22)	265	267,319
4.75%, 12/01/22 (Call 09/01/22)	10	10,218
Eli Lilly & Co., 2.35%, 05/15/22	120	120,674
GlaxoSmithKline Capital Inc., 2.80%, 03/18/23	288	293,524
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	350	352,247
2.88%, 06/01/22 (Call 05/01/22)	10	10,059
Johnson & Johnson, 2.05%, 03/01/23 (Call 01/01/23)(a)	100	101,253

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Mar 2023 Term Corporate ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
McKesson Corp.
2.70%, 12/15/22 (Call 09/15/22)	$75	$75,800
2.85%, 03/15/23 (Call 12/15/22)	54	54,678
Merck & Co. Inc., 2.40%, 09/15/22 (Call 06/15/22)	177	178,248
Novartis Capital Corp., 2.40%, 09/21/22	326	329,390
Viatris Inc., 1.13%, 06/22/22	170	170,235
Zoetis Inc., 3.25%, 02/01/23 (Call 11/01/22)	185	188,012
		5,069,438
Pipelines — 3.8%
Boardwalk Pipelines LP, 3.38%, 02/01/23 (Call 11/01/22)	46	46,696
Enbridge Inc., 2.90%, 07/15/22 (Call 06/15/22)	105	105,733
Energy Transfer LP
3.45%, 01/15/23 (Call 10/15/22)(a)	465	472,393
3.60%, 02/01/23 (Call 11/01/22)	125	126,978
4.25%, 03/15/23 (Call 12/15/22)	115	117,640
Energy Transfer LP/Regency Energy Finance Corp., 5.00%,
10/01/22 (Call 07/01/22)	145	147,390
Enterprise Products Operating LLC, 3.35%, 03/15/23
(Call 12/15/22)	173	176,157
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	170	172,917
3.95%, 09/01/22 (Call 06/01/22)	250	252,655
Kinder Morgan Inc., 3.15%, 01/15/23 (Call 12/15/22)	15	15,259
MPLX LP
3.38%, 03/15/23 (Call 02/15/23)	90	91,793
3.50%, 12/01/22 (Call 11/01/22)	69	70,244
ONEOK Partners LP, 3.38%, 10/01/22 (Call 07/01/22)	150	151,450
Plains All American Pipeline LP/PAA Finance Corp.
2.85%, 01/31/23 (Call 10/31/22)	64	64,797
3.65%, 06/01/22 (Call 03/01/22)	110	110,223
TransCanada PipeLines Ltd., 2.50%, 08/01/22	165	166,261
Williams Companies Inc. (The)
3.35%, 08/15/22 (Call 05/15/22)	194	195,412
3.70%, 01/15/23 (Call 10/15/22)	25	25,453
		2,509,451
Real Estate Investment Trusts — 0.7%
American Tower Corp., 3.50%, 01/31/23	128	130,803
Kimco Realty Corp., 3.40%, 11/01/22 (Call 09/01/22)	125	126,786
Office Properties Income Trust, 4.00%, 07/15/22 (Call 06/15/22)	75	75,839
Public Storage, 2.37%, 09/15/22 (Call 08/15/22)	25	25,217
SL Green Operating Partnership LP, 3.25%, 10/15/22
(Call 09/15/22)	84	85,126
		443,771
Retail — 1.4%
AutoZone Inc., 2.88%, 01/15/23 (Call 10/15/22)(a)	10	10,131
Home Depot Inc. (The), 2.63%, 06/01/22 (Call 05/01/22)	196	197,064
Lowe’s Companies Inc., 3.12%, 04/15/22 (Call 02/28/22)	118	118,280
Starbucks Corp.
1.30%, 05/07/22	100	100,225
2.70%, 06/15/22 (Call 04/15/22)	30	30,130
3.10%, 03/01/23 (Call 02/01/23)	170	173,362
Walgreen Co., 3.10%, 09/15/22	104	105,426
Walmart Inc., 2.35%, 12/15/22 (Call 11/15/22)	177	179,147
		913,765
Savings & Loans — 0.1%
People’s United Financial Inc., 3.65%, 12/06/22 (Call 09/06/22)	95	96,239
Security	Par (000)	Value

Semiconductors — 1.3%
Intel Corp.
2.70%, 12/15/22	$380	$386,243
3.10%, 07/29/22	15	15,198
QUALCOMM Inc.
2.60%, 01/30/23 (Call 12/30/22)	135	137,078
3.00%, 05/20/22	200	201,504
Texas Instruments Inc., 1.85%, 05/15/22 (Call 04/15/22)	106	106,283
		846,306
Software — 2.5%
Adobe Inc., 1.70%, 02/01/23	118	118,918
Fidelity National Information Services Inc., 0.38%, 03/01/23	125	123,736
Fiserv Inc., 3.50%, 10/01/22 (Call 07/01/22)	145	146,631
Microsoft Corp.
2.13%, 11/15/22	50	50,552
2.65%, 11/03/22 (Call 09/03/22)	120	121,272
Oracle Corp.
2.50%, 05/15/22 (Call 03/15/22)	413	414,020
2.50%, 10/15/22	409	413,421
2.63%, 02/15/23 (Call 01/15/23)	133	134,731
Roper Technologies Inc.
0.45%, 08/15/22	100	99,832
3.13%, 11/15/22 (Call 08/15/22)	25	25,309
		1,648,422
Telecommunications — 1.3%
AT&T Inc.
2.63%, 12/01/22 (Call 09/01/22)	151	152,478
3.00%, 06/30/22 (Call 04/30/22)(a)	290	291,598
Cisco Systems Inc.
2.60%, 02/28/23	90	91,508
3.00%, 06/15/22	10	10,098
Rogers Communications Inc., 3.00%, 03/15/23 (Call 12/15/22)	50	50,642
Telefonaktiebolaget LM Ericsson, 4.13%, 05/15/22	125	125,957
Vodafone Group PLC, 2.95%, 02/19/23	140	142,379
		864,660
Textiles — 0.1%
Mohawk Industries Inc., 3.85%, 02/01/23 (Call 11/01/22)(a)	85	86,682

Transportation — 1.4%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	105	106,718
3.05%, 09/01/22 (Call 06/01/22)	85	85,673
Norfolk Southern Corp.
2.90%, 02/15/23 (Call 11/15/22)	83	84,221
3.00%, 04/01/22 (Call 02/28/22)	55	55,097
Ryder System Inc.
2.88%, 06/01/22 (Call 05/01/22)	10	10,056
3.40%, 03/01/23 (Call 02/01/23)	158	161,258
Union Pacific Corp.
2.95%, 01/15/23 (Call 10/15/22)(a)	70	70,962
4.16%, 07/15/22 (Call 04/15/22)	102	102,755
United Parcel Service Inc., 2.45%, 10/01/22	246	248,735
		925,475
Total Corporate Bonds & Notes — 89.7%
(Cost: $59,534,516)		59,884,477

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Mar 2023 Term Corporate ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Investment Companies

Exchange Traded Funds — 4.7%
iShares iBonds Mar 2023 Term Corporate ex-Financials ETF(c)	129	$3,158,565

Total Investment Companies — 4.7%
(Cost $2,974,253)		3,158,565

Short-Term Investments

Money Market Funds — 13.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(c)(d)(e)	3,251	3,252,462
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	5,424	5,424,000
		8,676,462
Total Short-Term Investments — 13.0%
(Cost: $8,675,134)		8,676,462

Total Investments in Securities — 107.4%
(Cost: $71,183,903)		71,719,504

Other Assets, Less Liabilities — (7.4)%		(4,912,092)

Net Assets — 100.0%		$66,807,412

(a)	All or a portion of this security is on loan.

(b)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,408,783	$844,245	(a)	$—	$(327)	$(239)	$3,252,462	3,251	$1,213	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,924,000	2,500,000	(a)	—	—	—	5,424,000	5,424	49		—
iShares iBonds Mar 2023 Term Corporate ex- Financials ETF	3,179,850	—		—	—	(21,285)	3,158,565	129	15,111		—
					$(327)	$(21,524)	$11,835,027		$16,373		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Mar 2023 Term Corporate ETF
January 31, 2022

Fair Value Measurements (continued)

determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$59,884,477	$—	$59,884,477
Investment Companies	3,158,565	—	—	3,158,565
Money Market Funds	8,676,462	—	—	8,676,462
	$11,835,027	$59,884,477	$—	$71,719,504